Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Highlights [Line Items]
Units (in shares)	21,671,015	22,071,934
Net Assets	$ 88,677,532	$ 84,380,032	$ 79,093,169	$ 77,305,072
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 17,222,000	$ 14,635,000	$ 14,003,000	$ 14,646,000	$ 15,493,000
Units
Financial Highlights [Line Items]
Units (in shares)	21,671,000	22,072,000	22,313,000	22,850,000	23,187,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 2.96418	$ 2.85437	$ 2.64710	$ 2.50018	$ 2.30961
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.46206	$ 3.31402	$ 3.05509	$ 2.86852	$ 2.63416
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 71,456,000	$ 69,745,000	$ 65,090,000	$ 62,659,000	$ 58,481,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.51%	3.16%	3.68%	5.04%	4.84%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.60%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	3.85%	7.83%	5.88%	8.25%	5.59%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	4.47%	8.48%	6.50%	8.90%	6.21%